Note 21 - Parent Company Financial Information (Detail) - Common Stock Prices (USD $)	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011
Low [Member]
Closing Stock Prices	$ 3.57	$ 1.91	$ 1.27	$ 1.17	$ 1.15	$ 1.43	$ 2.42	$ 2.21
High [Member]
Closing Stock Prices	$ 5.10	$ 3.70	$ 2.26	$ 1.48	$ 1.66	$ 2.74	$ 2.88	$ 2.81